UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-08703

Dreyfus High Yield Strategies Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	6/30/15

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus High Yield Strategies Fund
June 30, 2015 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes--139.1%		Rate (%)	Date	Amount ($)	[a]	Value ($)
Casinos--8.9%
AMC Entertaiment,
Gtd. Notes		9.75	12/1/20	3,715,000	b	4,040,062
Boyd Gaming,
Gtd. Notes		6.88	5/15/23	1,075,000	b	1,107,250
Boyd Gaming,
Gtd. Notes		9.00	7/1/20	1,430,000	b	1,558,700
International Game Technology,
Sr. Scd. Notes		6.25	2/15/22	1,440,000	b,c	1,382,400
MGM Resorts International,
Gtd. Notes		7.75	3/15/22	740,000	b	817,700
MGM Resorts International,
Gtd. Notes		11.38	3/1/18	6,310,000	b	7,430,025
Pinnacle Entertainment,
Gtd. Notes		7.50	4/15/21	1,695,000	b	1,803,056
Pinnacle Entertainment,
Gtd. Notes		8.75	5/15/20	1,095,000	b	1,146,334
Scientific Games International,
Gtd. Notes		10.00	12/1/22	5,175,000	b	4,980,938
						24,266,465
Consumer Discretionary--18.7%
Accudyne Industries,
Gtd. Notes		7.75	12/15/20	1,100,000	b,c	1,023,000
Cablevision Systems,
Sr. Unscd. Notes		8.00	4/15/20	555,000	b	603,562
Cablevision Systems,
Sr. Unscd. Notes		8.63	9/15/17	2,675,000	b	2,922,437
CCO Holdings,
Gtd. Notes		6.63	1/31/22	1,445,000	b	1,510,025
Chrysler Group,
Scd. Notes		8.25	6/15/21	3,660,000	b	3,998,550
Cirsa Funding Luxembourg,
Gtd. Notes	EUR	8.75	5/15/18	138,081		157,673
Clear Channel Worldwide Holdings,
Gtd. Notes, Ser. B		7.63	3/15/20	3,475,000	b	3,635,719
CSC Holdings,
Sr. Unscd. Notes		7.63	7/15/18	1,000,000	b	1,097,500
DriveTime Automotive Group,
Sr. Scd. Notes		8.00	6/1/21	1,185,000	b,c	1,137,600
Ferrellgas Partners,
Sr. Unscd. Notes		8.63	6/15/20	2,785,000	b	2,896,400
Goodyear Tire & Rubber,
Gtd. Notes		8.25	8/15/20	1,450,000	b	1,521,412
Gray Television,
Gtd. Notes		7.50	10/1/20	975,000	b	1,037,156
Hillman Group,
Sr. Unscd. Notes		6.38	7/15/22	1,265,000	b,c	1,201,750
iHeartCommunications,
Sr. Scd. Notes		9.00	12/15/19	1,865,000	b	1,784,339
iHeartCommunications,
Sr. Scd. Notes		9.00	3/1/21	675,000	b	613,406

iHeartCommunications,
Gtd. Notes		14.00	2/1/21	1,108,645		791,295
Interval Acquisition,
Gtd. Notes		5.63	4/15/23	1,280,000	b,c	1,302,400
MPG Holding Company,
Gtd. Notes		7.38	10/15/22	1,730,000	b	1,851,100
Neiman Marcus Group,
Gtd. Notes		8.00	10/15/21	970,000	b,c	1,025,775
Neiman Marcus Group,
Gtd. Notes		8.75	10/15/21	2,865,000	b,c	3,090,619
Nexstar Broadcasting,
Gtd. Notes		6.88	11/15/20	1,615,000	b	1,717,956
Omega US Sub,
Sr. Unscd. Notes		8.75	7/15/23	1,200,000	c	1,203,000
RCN Telecom Services,
Sr. Unscd. Notes		8.50	8/15/20	2,805,000	b,c	2,948,756
Rite Aid,
Gtd. Notes		6.75	6/15/21	1,860,000	b	1,957,650
Schaeffler Holding Finance,
Sr. Scd. Notes		6.75	11/15/22	610,000	b,c	661,087
Shea Homes Funding,
Sr. Unscd. Notes		6.13	4/1/25	490,000	b,c	496,125
Standard Pacific,
Gtd. Notes		8.38	5/15/18	2,025,000	b	2,318,625
StoneMor Partners,
Gtd. Bonds		7.88	6/1/21	1,540,000	b	1,609,300
Taylor Morrison Communities,
Gtd. Notes		5.88	4/15/23	980,000	c	972,650
Wave Holdco,
Sr. Unscd. Notes		8.25	7/15/19	1,125,000	b,c	1,150,538
William Lyon Homes,
Gtd. Notes		8.50	11/15/20	2,585,000	b	2,804,725
						51,042,130
Consumer Staples--3.4%
Albea Beauty Holdings,
Sr. Scd. Notes		8.38	11/1/19	3,040,000	b,c	3,268,000
Bakkavor Finance 2,
Sr. Scd. Notes	GBP	8.75	6/15/20	975,000		1,686,871
Pinnacle Operating,
Scd. Notes		9.00	11/15/20	985,000	b,c	980,075
Post Holdings,
Gtd. Notes		7.38	2/15/22	1,815,000	b	1,853,569
RSI Home Products,
Scd. Notes		6.50	3/15/23	1,460,000	b,c	1,478,250
						9,266,765
Energy--11.3%
Bonanza Creek Energy,
Gtd. Notes		6.75	4/15/21	1,985,000	b	1,890,712
Carrizo Oil & Gas,
Gtd. Notes		7.50	9/15/20	3,220,000	b	3,405,150
Chesapeake Energy,
Gtd. Notes		7.25	12/15/18	2,200,000	b	2,277,000
Diamondback Energy,
Gtd. Notes		7.63	10/1/21	2,495,000	b	2,682,125
Eclipse Resources,
Sr. Unscd. Notes		8.88	7/15/23	1,205,000	c	1,168,609
EP Energy Finance,

Gtd.Notes		9.38	5/1/20	3,200,000	b	3,435,840
Forum Energy Technologies,
Gtd. Notes		6.25	10/1/21	1,465,000	b	1,457,675
Halcon Resources,
Scd. Notes		8.63	2/1/20	980,000	b,c	971,425
Halcon Resources,
Gtd. Notes		9.75	7/15/20	3,430,000	b	2,323,825
Jones Energy Holdings,
Gtd. Notes		6.75	4/1/22	1,125,000	b	1,077,188
Matador Resources,
Gtd. Notes		6.88	4/15/23	655,000	b,c	672,194
Murray Energy,
Scd. Notes		11.25	4/15/21	1,780,000	c	1,499,650
Northern Oil and Gas,
Sr. Unscd. Notes		8.00	6/1/20	3,115,000	b	2,850,225
Rose Rock Midstream,
Gtd. Notes		5.63	11/15/23	2,585,000	c	2,513,913
RSP Permian,
Gtd. Notes		6.63	10/1/22	1,180,000	c	1,212,450
Sanchez Energy,
Gtd. Notes		6.13	1/15/23	205,000	b	184,500
Sanchez Energy,
Gtd. Notes		7.75	6/15/21	1,410,000	b	1,410,000
						31,032,481
Financial--18.6%
Ahern Rentals,
Scd. Notes		7.38	5/15/23	2,265,000	b,c	2,248,012
Ally Financial,
Gtd. Notes		7.50	9/15/20	860,000	b	1,004,050
Ally Financial,
Gtd. Notes		8.00	11/1/31	1,630,000	b	1,958,037
Argos Merger Sub,
Sr. Unscd. Notes		7.13	3/15/23	2,645,000	b,c	2,777,250
Ashton Woods USA/Finance,
Sr. Unscd. Notes		6.88	2/15/21	1,915,000	b,c	1,790,525
Cabot Financial,
Sr. Scd. Notes	GBP	8.38	8/1/20	1,000,000		1,627,569
Communications Sales & Leasing,
Gtd. Notes		8.25	10/15/23	1,985,000	b,c	1,955,225
Consolidated Energy Finance,
Gtd. Notes		6.75	10/15/19	1,446,000	b,c	1,474,920
Deutsche Bank,
Jr. Sub. Notes	GBP	7.13	5/30/49	700,000	d	1,053,124
Hub Holdings,
Sr. Unscd. Notes		8.13	7/15/19	2,640,000	b,c	2,640,000
HUB International,
Sr. Unscd. Notes		7.88	10/1/21	1,175,000	b,c	1,201,438
International Lease Finance,
Sr. Unscd. Notes		8.25	12/15/20	3,195,000	b	3,802,050
International Lease Finance,
Sr. Unscd. Notes		8.63	1/15/22	1,255,000	b	1,535,806
International Lease Finance,
Sr. Unscd. Notes		8.88	9/1/17	1,675,000	b	1,876,000
Jurassic Holdings III,
Scd. Notes		6.88	2/15/21	2,275,000	b,c	1,785,875
KCG Holdings,
Sr. Scd. Notes		6.88	3/15/20	1,175,000	b,c	1,136,812

Lloyds Bank,
Sub. Notes	GBP	10.75	12/16/21	2,385,000	d	4,235,526
Lloyds Bank,
Sub. Notes	EUR	11.88	12/16/21	690,000	d	883,962
Lloyds Banking Group,
Jr. Sub. Bonds		7.50	4/30/49	2,222,000	d	2,294,215
Lowell Group,
Sr. Scd. Notes	GBP	10.75	4/1/19	450,000		765,390
Navient,
Sr. Unscd. Notes		8.00	3/25/20	940,000	b	1,050,450
Navient,
Sr. Unscd. Notes		8.45	6/15/18	2,675,000	b	2,979,415
Provident Funding Associates,
Gtd. Notes		6.75	6/15/21	1,205,000	b,c	1,156,800
Quicken Loans,
Gtd. Notes		5.75	5/1/25	1,920,000	c	1,843,200
Royal Bank of Scotland,
Sub. Notes		9.50	3/16/22	1,530,000	d	1,691,069
USI,
Sr. Unscd. Notes		7.75	1/15/21	2,355,000	b,c	2,399,156
York Risk Services Holding,
Gtd. Notes		8.50	10/1/22	1,930,000	b,c	1,708,050
						50,873,926
Health Care--13.5%
Auris Luxembourg II,
Sr. Unscd. Bonds	EUR	8.00	1/15/23	530,000	c	638,579
Auris Luxembourg II,
Sr. Unscd. Bonds	EUR	8.00	1/15/23	1,165,000		1,403,668
Capsugel,
Sr. Unscd. Notes		7.00	5/15/19	1,775,000	b,c	1,809,595
CHS/Community Health Systems,
Gtd. Notes		6.88	2/1/22	1,675,000	b	1,771,312
CHS/Community Health Systems,
Gtd. Notes		8.00	11/15/19	1,900,000	b	2,006,875
ConvaTec Finance International,
Sr. Unscd. Notes		8.25	1/15/19	3,660,000	b,c	3,609,675
Endo Finance,
Gtd. Notes		6.00	7/15/23	485,000	c	496,519
HCA,
Gtd. Notes		7.50	2/15/22	5,470,000	b	6,297,338
IASIS Healthcare,
Gtd. Notes		8.38	5/15/19	1,405,000	b	1,457,688
Kindred Healthcare,
Gtd. Notes		8.75	1/15/23	4,095,000	b,c	4,463,550
Sterigenics-Nordion Holdings,
Sr. Unscd. Notes		6.50	5/15/23	575,000	c	585,063
Tenet Healthcare,
Sr. Unscd. Notes		8.13	4/1/22	5,355,000	b	5,869,080
United Surgical Partners
International, Gtd. Notes		9.00	4/1/20	2,130,000	b	2,273,775
Valeant Pharmaceuticals
International, Sr. Unscd. Notes		6.13	4/15/25	880,000	b,c	907,500
Valeant Pharmaceuticals
International, Gtd. Notes		6.75	8/15/21	1,105,000	b,c	1,154,725
Valeant Pharmaceuticals
International, Gtd. Notes		7.50	7/15/21	2,050,000	b,c	2,211,438
						36,956,380

Industrial--16.7%
AA Bond,
Scd. Notes	GBP	9.50	7/31/19	490,000		842,664
Abengoa Finance,
Gtd. Notes	EUR	8.88	2/5/18	2,585,000		3,040,397
Acosta,
Sr. Unscd. Notes		7.75	10/1/22	2,735,000	b,c	2,762,350
ADS Waste Holdings,
Gtd. Notes		8.25	10/1/20	2,930,000	b	3,047,200
Algeco Scotsman Global Finance,
Sr. Scd. Notes		8.50	10/15/18	1,150,000	b,c	1,115,500
Algeco Scotsman Global Finance,
Sr. Scd. Notes	EUR	9.00	10/15/18	610,000		668,553
Algeco Scotsman Global Finance,
Gtd. Notes		10.75	10/15/19	1,020,000	b,c	787,950
ATS Automation Tooling Systems,
Sr. Unscd. Notes		6.50	6/15/23	510,000	b,c	522,112
Cemex,
Sr. Scd. Notes		9.50	6/15/18	1,795,000	c	1,983,475
Cemex Espana,
Sr. Scd. Notes		9.88	4/30/19	725,000	c	796,920
DPx Holdings,
Sr. Unscd. Notes		7.50	2/1/22	1,990,000	b,c	2,082,038
Galapagos Holding,
Sr. Scd. Notes	EUR	7.00	6/15/22	700,000	c	741,377
Gardner Denver,
Sr. Unscd. Notes		6.88	8/15/21	1,095,000	b,c	1,003,294
Gates Global,
Gtd. Notes		6.00	7/15/22	1,855,000	b,c	1,688,050
H&E Equipment Services,
Gtd. Notes		7.00	9/1/22	1,350,000	b	1,398,937
HD Supply,
Gtd. Notes		11.50	7/15/20	2,900,000	b	3,364,000
Interline Brands,
Sr. Unscd. Notes		10.00	11/15/18	1,890,000	b	1,979,775
Manitowoc,
Gtd. Notes		8.50	11/1/20	3,100,000	b	3,289,875
Mobile Mini,
Gtd. Notes		7.88	12/1/20	945,000	b	994,613
Navios Maritime Acquisition,
Sr. Scd. Notes		8.13	11/15/21	1,690,000	b,c	1,670,987
Navios Maritime Holdings Finance,
Sr. Scd. Notes		7.38	1/15/22	690,000	b,c	600,300
Navios South American Logistics,
Gtd. Notes		7.25	5/1/22	1,725,000	b,c	1,658,156
Nortek,
Gtd. Notes		8.50	4/15/21	1,570,000	b	1,683,825
Reliance Intermediate Holdings,
Sr. Scd. Notes		6.50	4/1/23	1,508,000	b,c	1,575,860
TransUnion Holding,
Sr. Unscd. Notes		9.63	6/15/18	1,915,000	b	1,922,756
Trinseo Materials Operating SCA,
Sr. Unscd. Notes		6.75	5/1/22	1,450,000	c	1,482,625
XPO Logistics,
Gtd. Notes		6.50	6/15/22	1,815,000	c	1,780,969
Zachry Holdings,
Sr. Unscd. Notes		7.50	2/1/20	1,335,000	b,c	1,335,000

						45,819,558
Information Technology--6.7%
Alcatel-Lucent USA,
Gtd. Notes		6.75	11/15/20	805,000	b,c	854,306
First Data,
Scd. Notes		8.25	1/15/21	1,636,000	b,c	1,730,070
First Data,
Gtd. Notes		10.63	6/15/21	145,000	b	160,950
First Data,
Gtd. Notes		11.75	8/15/21	4,782,000	b	5,391,705
Infor Software Parent,
Gtd. Notes		7.13	5/1/21	2,410,000	b,c	2,425,063
Infor US,
Gtd. Notes		6.50	5/15/22	1,335,000	b,c	1,361,700
Italics Merger Sub,
Sr. Unscd. Notes		7.13	7/15/23	1,595,000	c	1,579,050
Project Homestake Merger,
Gtd. Notes		8.88	3/1/23	2,345,000	b,c	2,280,513
Sophia,
Gtd. Notes		9.75	1/15/19	1,553,000	b,c	1,653,945
Sophia Holding Finance,
Gtd. Notes		9.63	12/1/18	760,000	b,c	772,350
						18,209,652
Materials--13.8%
ArcelorMittal,
Sr. Unscd. Bonds		10.60	6/1/19	4,473,000	b,d	5,373,191
Ardagh Finance Holdings,
Sr. Unscd. Notes		8.63	6/15/19	2,194,050	b,c	2,281,812
Ardagh Packaging Finance,
Gtd. Notes		9.13	10/15/20	2,000,000	b,c	2,110,000
Ardagh Packaging Finance,
Gtd. Notes	EUR	9.25	10/15/20	1,625,000		1,929,391
Axalta Coating Systems/Dutch,
Gtd. Notes		7.38	5/1/21	2,625,000	b,c	2,818,594
BWAY Holding,
Sr. Unscd. Notes		9.13	8/15/21	4,745,000	b,c	4,911,075
Eco Services,
Sr. Unscd. Notes		8.50	11/1/22	720,000	b,c	727,200
Edgen Murray,
Sr. Scd. Notes		8.75	11/1/20	1,109,000	b,c	1,201,879
Global Brass & Copper,
Sr. Scd. Notes		9.50	6/1/19	1,655,000	b	1,816,362
Hexion,
Sr. Scd. Notes		6.63	4/15/20	1,115,000	b	1,028,588
Hexion,
Sr. Scd. Notes		8.88	2/1/18	1,160,000	b	1,052,700
Hexion,
Scd. Notes		9.00	11/15/20	825,000	b	602,250
Huntsman International,
Gtd. Notes		8.63	3/15/21	611,000	b	644,556
Mercer International,
Gtd. Notes		7.75	12/1/22	1,270,000	b	1,371,600
Ply Gem Industries,
Gtd. Notes		6.50	2/1/22	435,000	b	423,038
Reynolds Group,
Gtd. Notes		9.88	8/15/19	2,765,000	b	2,908,434
Ryerson,

Sr. Scd. Notes	9.00	10/15/17	2,970,000	b	2,999,700
Sappi Papier Holding,
Sr. Scd. Notes	7.75	7/15/17	730,000	b,c	784,750
Signode Industrial Group,
Gtd. Notes	6.38	5/1/22	1,700,000	b,c	1,657,500
Univar,
Sr. Unscd. Notes	6.75	7/15/23	1,200,000	c	1,215,000
					37,857,620
Telecommunications--22.3%
Alcatel-Lucent USA,
Sr. Unscd. Debs.	6.45	3/15/29	2,295,000		2,378,194
Altice,
Gtd. Notes	7.63	2/15/25	200,000	b,c	188,500
Altice,
Gtd. Notes	7.75	5/15/22	2,330,000	b,c	2,260,100
Altice Financing,
Sr. Scd. Notes	6.63	2/15/23	905,000	b,c	900,746
Altice Finco,
Gtd. Notes	7.63	2/15/25	210,000	b,c	202,125
Altice Finco,
Sr. Scd. Notes	8.13	1/15/24	1,900,000	b,c	1,923,750
Altice Finco,
Sr. Scd. Notes	9.88	12/15/20	1,100,000	b,c	1,212,750
CenturyLink,
Sr. Unscd. Notes, Ser. W	6.75	12/1/23	2,900,000	b	2,919,937
Cincinnati Bell,
Gtd. Notes	8.38	10/15/20	1,025,000	b	1,081,375
Commscope Tech Finance,
Sr. Unscd. Notes	6.00	6/15/25	1,040,000	b,c	1,038,700
CPI International,
Gtd. Notes	8.75	2/15/18	1,085,000	b,d	1,114,837
Digicel Group,
Sr. Unscd. Notes	7.13	4/1/22	1,425,000	c	1,356,885
Digicel Group,
Sr. Unscd. Notes	8.25	9/30/20	3,175,000	c	3,198,813
DISH DBS,
Gtd. Notes	6.75	6/1/21	2,450,000	b	2,560,250
Eileme 2,
Sr. Scd. Notes	11.63	1/31/20	2,900,000	b,c	3,233,210
Frontier Communications,
Sr. Unscd. Notes	6.88	1/15/25	445,000	b	373,800
Frontier Communications,
Sr. Unscd. Notes	7.13	1/15/23	295,000	b	263,287
Frontier Communications,
Sr. Unscd. Notes	8.75	4/15/22	2,180,000	b	2,169,100
Hughes Satellite Systems,
Gtd. Notes	7.63	6/15/21	3,510,000	b	3,874,865
Intelsat Luxembourg,
Gtd. Bonds	7.75	6/1/21	4,745,000	b	3,979,869
Intelsat Luxembourg,
Gtd. Bonds	8.13	6/1/23	1,825,000	b	1,523,875
Level 3 Financing,
Gtd. Notes	6.13	1/15/21	1,000,000	b	1,051,200
Level 3 Financing,
Gtd. Notes	8.63	7/15/20	2,430,000	b	2,603,016
Sable International Finance,
Sr. Scd. Notes	8.75	2/1/20	1,845,000	b,c	1,983,375

Sprint,
Gtd. Notes		7.88	9/15/23	1,000,000		977,800
Sprint Capital,
Gtd. Notes		8.75	3/15/32	800,000	b	780,000
Sprint Communications,
Sr. Unscd. Notes		11.50	11/15/21	5,325,000	b	6,283,500
T-Mobile USA,
Gtd. Bonds		6.63	4/28/21	1,000,000	b	1,040,000
T-Mobile USA,
Gtd. Bonds		6.84	4/28/23	1,940,000	b	2,044,275
T-Mobile USA,
Gtd. Notes		6.63	4/1/23	1,865,000		1,941,931
Wind Acquisition Finance,
Scd. Notes		7.38	4/23/21	2,550,000	b,c	2,585,062
Windstream,
Gtd. Notes		7.75	10/15/20	975,000	b	957,938
Windstream,
Gtd. Notes		7.75	10/1/21	950,000	b	874,000
						60,877,065
Utilities--5.2%
Calpine,
Sr. Scd. Notes		6.00	1/15/22	965,000	b,c	1,025,312
Calpine,
Sr. Scd. Notes		7.88	1/15/23	2,095,000	b,c	2,273,075
Dynegy,
Gtd. Notes		7.63	11/1/24	3,745,000	b,c	3,979,062
NRG Energy,
Gtd. Notes		6.25	7/15/22	1,010,000	b	1,030,200
NRG Energy,
Gtd. Notes		7.88	5/15/21	1,540,000	b	1,647,800
Talen Energy Supply,
Sr. Unscd. Notes		6.50	6/1/25	1,035,000	c	1,036,294
Techem Energy Metering Service &
Co., Gtd. Notes	EUR	7.88	10/1/20	1,435,000	c	1,746,755
Viridian Group FundCo II,
Sr. Scd. Notes	EUR	7.50	3/1/20	1,390,000		1,555,843
						14,294,341
Total Bonds and Notes
(cost $383,831,448)						380,496,383

Preferred Stocks--.9%				Shares		Value ($)
Financial
GMAC Capital Trust I,
Ser. 2, 8.13%
(cost $2,492,932)				98,738	[d]	2,565,213

Other Investment--2.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $5,352,123)				5,352,123	[e]	5,352,123
Total Investments (cost $391,676,503)				142.0%		388,413,719
Liabilities, Less Cash and Receivables				(42.0%)		(114,829,686)
Net Assets				100.0%		273,584,033

a	Principal amount stated in U.S. Dollars unless otherwise noted.
EUR -- Euro

GBP -- British Pound
b	Collateral for Revolving Credit and Security Agreement.
c	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, these securities were valued at $155,450,457 or 56.8% of net assets.
d	Variable rate security--interest rate subject to periodic change.
e	Investment in affiliated money market mutual fund.

At June 30, 2015, net unrealized depreciation on investments was $3,262,784 of which $7,812,556 related to appreciated investment securities and $11,075,340 related to depreciated investment securities. At June 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Corporate Bonds	139.1
Money Market Investment	2.0
Preferred Stocks	.9
142.0

† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
June 30, 2015 (Unaudited)

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	Appreciation($)
Sales:

British Pound,
Expiring:
7/31/2015 a	3,470,000	5,464,963	5,451,050	13,913
7/31/2015 b	3,345,000	5,294,382	5,254,686	39,696

Euro,
Expiring:
7/31/2015 b	3,845,000	4,373,230	4,288,437	84,793
7/31/2015 c	4,305,000	4,894,914	4,801,488	93,426
7/31/2015 d	3,770,000	4,288,753	4,204,787	83,966

				315,794

Counterparties:

a	Barclays Bank
b	Goldman Sachs International
c	Commonwealth Bank of Australia
d	Morgan Stanley Capital Services

The following is a summary of the inputs used as of June 30, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds+	-	380,496,383	-	380,496,383
Mutual Funds	5,352,123	-	-	5,352,123
Preferred Stocks+		2,565,213		2,565,213
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	315,794	-	315,794

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the fund's Board.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus High Yield Strategies Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    August 20, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    August 20, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)